SEGMENT DATA	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT DATA

13. SEGMENT DATA

The company shows the financial operation and asset according to three business segments:

(a) Education and training business projects include: education training, financial management consulting, economic information consulting, electronic commerce operation, database management, sporting goods, crafts, arts and electronic product sales;

(b) Media’s business projects include: cultural exchange event planning; conference planning; corporate image planning; marketing planning; exhibition planning; stage lighting, audio equipment, display equipment, and technology development and sales, leasing, and door-to-door integration of multimedia teaching systems Installation, on-site maintenance, etc.

(c) Consulting services business projects include: education information consulting, enterprise management consulting, cultural activity planning, meeting planning, enterprise image planning, marketing planning, research and development of educational software technology and so on.

(d) Human resources outsourcing service revenue projects include: HR Technology + Platform + Service” utilizes HR technology to build an HR platform that will provide payroll, personnel recruitment, labor dispatch, flexible employment, fiscal and tax planning and legal HR consultation through a mobile app and SDYL’s website.

Specific structure information in 2022 sees table below:

	Education and training	Exhibition planning service	Consulting service	Human resources outsourcing service	Totals
Revenue from external customers	796,257	292,273	17,698	121	1,106,349
Intersegment revenue	-	-	-		-
Interest income	122	2	10	27	161
Interest expense	1,876	260	2,957	51	5,144
Depreciation and amortization	15,028	-	366	-	15,394
Operating income (loss)	(9,594)	96,701	(343,756)	(9,137)	(265,786)
Segment assets	749,015	444,895	207,487	88,506	1,489,903
Expenditures for segment assets	3,369	-	-		3,369